Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	17. RELATED PARTY TRANSACTIONS In January 2024, Ambow made a borrowing of $200 from a member of the management team of the Company and repaid the borrowing by the end of March 2024.